Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations
Summary of operating results included in loss from discontinued operations

	For the years ended December 31,
	2010	2009
Sales and revenues	$4,293	$83,673

Loss from discontinued operations before income tax expense (benefit)	$(5,856)	$(3,725)
Income tax expense (benefit)	(2,228)	967

Loss from discontinued operations	$(3,628)	$(4,692)

Schedule of remaining assets and liabilities included as discontinued operations in the condensed consolidated balance sheets

December 31, 2010
Cash and cash equivalents	$535
Receivables, net	563
Inventories	613
Property, plant and equipment, net	3,691
Other assets	510

Total assets(a)	$5,912

Accounts payable	$943
Accrued expenses	6,045
Other liabilities	750

Total liabilities(a)	$7,738

(a)
Total assets and liabilities of discontinued operations are shown as "current" in the consolidated balance sheet at December 31, 2010.